Issuance of Common Stock, Warrants and Convertible Preferred Stock - Schedule of Issuance of Convertible Preferred Stock (Details) (10K) - USD ($)	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2017	Dec. 31, 2015
Shares Authorized	3,000	3,000	3,000
Liquidation Preference	$ 750,000	$ 0
Series A Convertible Preferred Stock [Member]
Shares Authorized	3,000
Shares Issued and Outstanding	50
Net Proceeds	$ 38,932
Conversion Price/Share	$ 4.50
Number of shares of common stock Equivalents	11,112
Liquidation Preference	$ 125,000
Liquidation Value/Share	$ 2,500